Related Party Transactions (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 01, 2014	Nov. 02, 2013	Nov. 01, 2014	Nov. 02, 2013	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Related Party Transactions
Expenses recognized	$ 0	$ 3	$ 35	$ 10	$ 14	$ 13	$ 13
Long-term debt held	3,336	3,881	3,336	3,881	3,694	3,041
Dividend declared					769
Bain Capital Partners, LLC | Circular Advertisement Printing Services [Member]
Related Party Transactions
Expenses recognized							6
Bain Capital Partners, LLC | Print Procurement Services [Member]
Related Party Transactions
Expenses recognized					5	5	5
The Blackstone Group | Senior secured term loan
Related Party Transactions
Long-term debt held	56		56		31
The Blackstone Group | Store Inventory Count Services [Member]
Related Party Transactions
Expenses recognized	2	2	6	5	6	6	6
The Blackstone Group | Candy Type Items [Member]
Related Party Transactions
Expenses recognized	4	5	15	17	24	24	20
The Blackstone Group | Hospitality Services [Member]
Related Party Transactions
Expenses recognized	1		1			1	1
The Blackstone Group | Lease Services [Member]
Related Party Transactions
Expenses recognized	1	1	2	3	4	5	3
The Sponsors
Related Party Transactions
Annual management fees			12		12
Highfields Capital Management LP
Related Party Transactions
Annual management fees			$ 1		$ 1